Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2013
General Discussion of Pension and Other Postretirement Benefits [Abstract]
Summary of changes in benefit obligations, plan assets and funded status for the post employment plans
The following table sets forth the changes in benefit obligations and plan assets during the year and the funded status for the postemployment plans at June 30:

	Pension Benefits		Retiree Health Care Benefits
	2013	2012	2013	2012
Change in benefit obligation:
Benefit obligation at beginning of the year	$47,151	$53,490	$5,148	$4,667
Service cost	78	289	80	30
Interest cost	1,260	2,047	188	237
Plan participants’ contributions	—	—	65	47
Benefits paid	(6,183)	(4,144)	(254)	(256)
Amendments	(17)	150	(1,788)	—
Actuarial (gain) loss during year	(1,625)	4,179	280	423
Curtailment	—	(8,860)	—	—
Benefit obligation at end of year	$40,664	$47,151	$3,719	$5,148
Change in plan assets:
Fair value of plan assets at beginning of year	$6,439	$6,056	$—	$—
Actual gain (loss) on plan assets	424	(30)	—	—
Employer contributions	6,017	4,557	189	209
Plan participants’ contributions	—	—	65	47
Benefits paid	(6,183)	(4,144)	(254)	(256)
Fair value of plan assets at end of year	$6,697	$6,439	$—	$—
Funded status at end of year	$(33,967)	$(40,712)	$(3,719)	$(5,148)
The amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2013	2012	2013	2012
Amounts recognized in the consolidated balance sheets:
Other current liabilities	$6,666	$6,018	$220	$220
Postemployment benefits	27,301	34,694	3,499	4,928
Net amount recognized	$33,967	$40,712	$3,719	$5,148
Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	$(7,732)	$(10,112)	$65	$398
Prior service cost	(196)	(279)	1,760	(135)
Total amounts recognized in accumulated other comprehensive (loss) income	$(7,928)	$(10,391)	$1,825	$263

Information for pension plans with projected benefit obligations in excess of plan assets
The following table provides information for pension plans with projected benefit obligations and accumulated benefit obligations in excess of plan assets:

	Pension Benefits
June 30,	2013	2012
Projected benefit obligations	$40,664	$47,151
Accumulated benefit obligations	40,664	47,151
Fair value of plan assets	6,697	6,439

Net periodic costs
The net periodic costs are as follows:

	Pension Benefits			Retiree Health Care Benefits
Year Ended June 30,	2013	2012	2011	2013	2012	2011
Service cost	$78	$289	$460	$80	$30	$39
Interest cost	1,260	2,047	2,232	188	237	235
Expected return on plan assets	(403)	(396)	(385)	—	—	—
Recognized net actuarial loss (gain)	735	644	1,449	(53)	(72)	(83)
Amortization of prior service cost	83	412	710	107	139	139
Recognition of prior service cost upon plan curtailment	—	3,117	—	—	—	—
Net periodic cost	$1,753	$6,113	$4,466	$322	$334	$330

Weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost
The weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost for the plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2013	2012	2013	2012
Assumptions used to determine benefit obligations at year end:
Discount rate	3.0%	2.8%	4.0%	4.0%
Assumptions used to determine net periodic benefit cost:
Discount rate	2.8%	3.5%	4.0%	5.5%
Expected return on plan assets	7.0%	7.5%	N/A	N/A
Rate of compensation increase	N/A	5.5%	N/A	N/A

One-Percentage Point Change in Assumed Health Care Cost Trend Rates
A one-percentage point change in the assumed health care cost trend rates would have had the following effects as of June 30, 2013 and for the year then ended:

	One-Percentage Point
	Increase	Decrease
Effect on total service and interest cost components of periodic expense	$59	$(47)
Effect on postretirement benefit obligation	339	(295)

Defined Benefit Plan Asset Information
Following are the fair values and target allocation as of June 30:

	Target Allocation	Fair Value
		2013	2012
Asset Class:
Equity securities (Level 1)	40 – 70%	$3,189	$3,735
Debt securities (Level 2)	20 – 50%	3,208	2,382
Other	0 – 20%	300	322
Total	100%	$6,697	$6,439

Estimated future benefit payments
The following benefit payments, which reflect expected future service, as applicable, are expected to be paid in each of the next five years and in the aggregate for the subsequent five years:

During Fiscal Years	Pension Benefits	Retiree Health Care Benefits
2014	$7,000	$250
2015	6,700	230
2016	5,600	250
2017	1,800	330
2018	2,300	400
2019 through 2023	12,500	1,470